Bank Loans (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Hongkong and Shanghai Banking Corporation Limited (“HSBC”) [Member]
Bank Loans [Line Items]
Tenure period	5 years
Structuring fees	$ 593,297
Unamortized debt issuance costs	461,826
Long term bank loans	$ 2,700,000
Hongkong and Shanghai Banking Corporation Limited (“HSBC”) [Member] | Minimum [Member]
Bank Loans [Line Items]
Floating interest rate	3.74%
Bank loan bear interest	6.33%
Hongkong and Shanghai Banking Corporation Limited (“HSBC”) [Member] | Maximum [Member]
Bank Loans [Line Items]
Floating interest rate	4.25%
Bank Loans [Member]
Bank Loans [Line Items]
Interest expense to banking facilities	$ 1,988,260	$ 518,770	$ 460,628
Weighted-average interest rate	4.10%	6.20%	7.10%